Document and Entity Information	3 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Bantek Inc.
Entity Central Index Key	0001704795
Amendment Flag	true
Amendment Description	This registration statement is a post-effective amendment to the registration statement on Form S-1 (File No. 333-230003) of Bantek, Inc. (the "Registrant") filed with the Securities and Exchange Commission (the "SEC") on March 1, 2019 (the "Registration Statement"). The Registrant previously registered 2,500,000 shares of common stock in the Registration Statement at a fixed price of $0.0025 This post-effective amendment to the Registration Statement is being filed for the purpose of (i) registering 3,500,000,000 shares of common stock at a fixed price of $0.0004 pursuant to Rule 413(b) under the Securities Act of 1933, as amended.
Trading Symbol	BANT
Document Type	POS AM
Document Period End Date	Dec. 31, 2018
Entity Filer Category	Non-accelerated Filer